Sales of Vessels	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Sales of Vessels
Sales of Vessels
The Company's consolidated statements of loss for the nine months ended September 30, 2018 include a net gain on sale of vessels of $0.2 million relating to one lightering support vessel which was sold and delivered to its buyer in the second quarter of 2018.

In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction relating to six of the Company's Aframax tankers (see note 8).

In November 2018, the Company completed a $84.7 million sale-leaseback financing transaction relating to four of the Company's vessels including two Aframax tankers, one Suezmax tanker and one LR2 product tanker (see note 20).

The Company’s consolidated statements of loss for the three and nine months ended September 30, 2017 include a net loss on sale of vessels of $7.9 million and $12.5 million, respectively, relating to three Aframax tankers and one lightering support vessel, which were sold and delivered to their respective buyers in the second, third and fourth quarters of 2017, and two Suezmax tankers, which were sold in the first quarter of 2017.

In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of the Company's Suezmax tankers (see note 8).